Investments - Summary of associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Investment [Line Items]
Total assets	€ 1,522,695	€ 1,459,271	[1]	€ 1,444,305	€ 1,443,069
Liabilities	1,412,036	1,351,910	[1]	1,337,472	€ 1,337,707
Profit (loss)	8,116	9,315	[2],[3],[4]	8,207
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	165,386	74,765		63,093
Liabilities	143,987	58,153		51,242
Total revenue	14,172	12,174		12,536
Profit (loss)	1,375	€ 1,867		€ 1,699
Associates [member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	141,102
Liabilities	121,740
Total revenue	11,464
Profit (loss)	1,026
Caceis | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	88,015
Liabilities	84,045
Total revenue	1,632
Profit (loss)	159
Zurich Santander Insurance America S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	15,865
Liabilities	14,875
Total revenue	5,579
Profit (loss)	406
Project Quasar Investments 2017, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	9,928
Liabilities	6,712
Total revenue	494
Profit (loss)	(714)
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,749
Liabilities	2,593
Total revenue	361
Profit (loss)	76
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,424
Liabilities	2,024
Total revenue	817
Profit (loss)	84
Joint ventures [member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	24,284
Liabilities	22,247
Total revenue	2,708
Profit (loss)	349
Union De Creditos Inmobiliarios SA EFC [Member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	13,088
Liabilities	12,683
Total revenue	261
Profit (loss)	11
Aegon Santander Seguros | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	817
Liabilities	600
Total revenue	521
Profit (loss)	65
Santander Securities Services Latam Holding, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	391
Liabilities	99
Total revenue	103
Profit (loss)	€ 59

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).